Reserves - Schedule of Outstanding RSs (Details) - RSs	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure Of Reserves Within Equity [Line Items]
Number of units, Issued | shares	12,000
Number of units, Exercised | shares	(12,000)
Weighted average exercise price, Issued | $	$ 21.80
Weighted average exercise price, Exercised | $	$ 21.80